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                              BISYS Fund Services
                          100 Summer Street, Suite 1500
                           Boston, Massachusetts 02110



September 2, 2005



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:      HSBC INVESTOR FUNDS
         FILE NOS. 033-7647 AND 811-04782

Ladies and Gentlemen:

Please accept this letter as certification that each prospectus dated
September 1, 2005 of the above-referenced Registrant does not differ from those contained in Post-Effective Amendment No. 93 to the Registrant's Registration Statement on Form N-1A, which was filed electronically via EDGAR pursuant to Rule 485(b)under the Securities Act on August 29, 2005.

Please direct any questions concerning the filing to the undersigned at
(617) 824-1214.

Sincerely,

/s/ Michael Lawlor

Michael Lawlor
Assistant Counsel
BISYS Fund Services
Administrator to the Trust

Attachments

cc:      Marc Schuman (BISYS)
         Richard Fabietti (HSBC)
         Elba Vasquez (HSBC)
         David Harris, Esq. (Dechert)
         Cynthia Baughman, Esq. (Dechert)